Note 8 - Leases (Tables)	12 Months Ended
Oct. 31, 2024
Notes Tables
Lessee, Lease Liability, Maturity [Table Text Block]
Fiscal Year	Operating leases	Finance lease
2025	540,618	42,868
2026	473,736	55,714
2027	426,496	-
2028	443,557	-
2029	461,297	-
Thereafter	38,565	-
Total undiscounted lease payments	2,384,269	98,582
Present value discount	(481,882)	(5,131)
Total lease liability	$1,902,387	$93,451